Variable Interest Entities and Other Consolidation Matters (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entities and Other Consolidation [Abstract]
Total assets	$ 105,477,241	$ 99,886,176
Total liabilities	28,053,542	32,698,195
Revenue	13,843,973	13,956,126
Net income	$ (8,066,575)	$ 8,432,845